Leases - Lease liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Balance at beginning of year	£ 217	£ 215
Exchange differences	(1)	(4)
Lease payments	(114)	(94)
Interest	10	6	£ 7
Additions	140	89
Acquisition of companies and businesses	215	5
Balance at end of year	467	217	215
Non-current	332	139
Current	135	78
Total	£ 467	£ 217	£ 215